UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Tax Managed Stock

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,195.60	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,193.30	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,190.30	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,190.20	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Tax Managed Stock	1.00%
Actual		$ 1,000.00	$ 1,196.40	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,196.70	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.1	2.0
Constellation Brands, Inc. Class A (sub. vtg.)	2.7	2.1
Hartford Financial Services Group, Inc.	2.3	0.0
CIGNA Corp.	2.3	0.0
International Paper Co.	2.1	0.0
Vodafone Group PLC sponsored ADR	2.1	0.0
Everest Re Group Ltd.	2.1	0.0
PVH Corp.	2.1	2.6
Archer Daniels Midland Co.	2.1	0.0
Hess Corp.	2.0	0.0
	22.9
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.9	11.2
Financials	13.2	8.7
Energy	11.7	15.0
Consumer Staples	11.5	9.0
Industrials	10.7	10.3
Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Stocks 98.3%		Stocks 93.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 6.3%
* Foreign investments	14.5%	** Foreign investments	13.6%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 2.8%
Delphi Automotive PLC	12,000	$ 554,520
Johnson Controls, Inc.	22,400	784,224
TRW Automotive Holdings Corp. (a)	13,300	798,931
		2,137,675
Automobiles - 0.5%
General Motors Co. (a)	12,800	394,752
Diversified Consumer Services - 1.9%
H&R Block, Inc.	53,400	1,481,316
Hotels, Restaurants & Leisure - 3.6%
Bloomin' Brands, Inc.	20,900	454,575
Brinker International, Inc.	20,000	778,000
Icahn Enterprises LP rights	35,400	0
Jack in the Box, Inc. (a)	10,500	376,425
Red Robin Gourmet Burgers, Inc. (a)	8,300	401,471
Wyndham Worldwide Corp.	12,100	726,968
		2,737,439
Household Durables - 1.5%
PulteGroup, Inc. (a)	35,400	743,046
Whirlpool Corp.	3,400	388,552
		1,131,598
Media - 3.4%
CBS Corp. Class B	19,800	906,444
DIRECTV (a)	13,300	752,248
Time Warner, Inc.	15,000	896,700
		2,555,392
Multiline Retail - 1.1%
Macy's, Inc.	18,300	816,180
Specialty Retail - 2.4%
Conn's, Inc. (a)	8,400	363,804
Lowe's Companies, Inc.	19,200	737,664
O'Reilly Automotive, Inc. (a)	7,100	761,972
		1,863,440
Textiles, Apparel & Luxury Goods - 2.7%
G-III Apparel Group Ltd. (a)	10,400	422,864
PVH Corp.	13,800	1,592,658
		2,015,522
TOTAL CONSUMER DISCRETIONARY		15,133,314
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 11.5%
Beverages - 5.7%
Coca-Cola Enterprises, Inc.	20,700	$ 758,241
Constellation Brands, Inc. Class A (sub. vtg.) (a)	41,200	2,033,220
Cott Corp.	72,600	797,739
Dr. Pepper Snapple Group, Inc.	15,700	766,631
		4,355,831
Food & Staples Retailing - 1.4%
Kroger Co.	31,600	1,086,408
Food Products - 3.1%
Archer Daniels Midland Co.	46,500	1,578,210
Green Mountain Coffee Roasters, Inc. (a)	6,900	396,060
Ingredion, Inc.	5,400	388,854
		2,363,124
Tobacco - 1.3%
Imperial Tobacco Group PLC	15,779	563,737
Japan Tobacco, Inc.	9,900	374,232
		937,969
TOTAL CONSUMER STAPLES		8,743,332
ENERGY - 11.7%
Energy Equipment & Services - 5.0%
Ensco PLC Class A	25,000	1,442,000
Halliburton Co.	36,000	1,539,720
Oceaneering International, Inc.	11,300	792,921
		3,774,641
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	19,400	1,433,272
Hess Corp.	21,500	1,551,870
Marathon Petroleum Corp.	13,500	1,057,860
Phillips 66	17,700	1,078,815
		5,121,817
TOTAL ENERGY		8,896,458
FINANCIALS - 13.2%
Capital Markets - 2.3%
KKR & Co. LP	44,600	936,600
The Blackstone Group LP	40,200	826,110
		1,762,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.5%
Barclays PLC sponsored ADR	20,100	$ 361,398
Diversified Financial Services - 5.1%
Bank of America Corp.	125,900	1,549,829
Citigroup, Inc.	50,200	2,342,333
		3,892,162
Insurance - 4.4%
Everest Re Group Ltd.	11,800	1,592,882
Hartford Financial Services Group, Inc.	63,600	1,786,524
		3,379,406
Thrifts & Mortgage Finance - 0.9%
Ocwen Financial Corp. (a)	17,700	647,466
TOTAL FINANCIALS		10,043,142
HEALTH CARE - 7.7%
Biotechnology - 2.4%
PDL BioPharma, Inc. (d)	121,100	937,314
United Therapeutics Corp. (a)	13,500	901,530
		1,838,844
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	97,200	728,028
Exactech, Inc. (a)	19,100	353,350
		1,081,378
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	14,200	768,504
CIGNA Corp.	26,800	1,773,356
		2,541,860
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	6,000	388,140
TOTAL HEALTH CARE		5,850,222
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.4%
Ducommun, Inc. (a)	12,600	308,574
Building Products - 0.5%
Insteel Industries, Inc.	23,500	389,630
Commercial Services & Supplies - 1.1%
Unifirst Corp. Massachusetts	8,800	801,240
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.4%
Jacobs Engineering Group, Inc. (a)	16,400	$ 827,872
MasTec, Inc. (a)	20,000	556,000
URS Corp.	9,900	434,808
		1,818,680
Electrical Equipment - 0.5%
Generac Holdings, Inc.	10,800	388,044
Machinery - 2.5%
Oshkosh Truck Corp. (a)	6,700	263,042
Terex Corp. (a)	18,100	517,660
Timken Co.	6,600	346,962
TriMas Corp. (a)	25,900	789,950
		1,917,614
Professional Services - 1.5%
Kelly Services, Inc. Class A (non-vtg.)	21,900	372,738
Manpower, Inc.	13,900	738,924
		1,111,662
Road & Rail - 1.2%
Hertz Global Holdings, Inc. (a)	36,800	886,144
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	30,800	488,796
TOTAL INDUSTRIALS		8,110,384
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. (a)	104,800	609,936
Computers & Peripherals - 2.3%
SanDisk Corp. (a)	14,800	776,112
Seagate Technology	11,900	436,730
Western Digital Corp.	9,800	541,744
		1,754,586
Electronic Equipment & Components - 1.9%
Corning, Inc.	53,300	772,850
Fabrinet (a)	17,800	244,394
Flextronics International Ltd. (a)	63,900	456,885
		1,474,129
Internet Software & Services - 1.0%
Yahoo!, Inc. (a)	30,900	764,157
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.2%
Computer Sciences Corp.	9,700	$ 454,445
FleetCor Technologies, Inc. (a)	5,400	415,260
		869,705
Semiconductors & Semiconductor Equipment - 1.3%
Micron Technology, Inc. (a)	38,200	359,844
NXP Semiconductors NV (a)	22,600	622,630
		982,474
Software - 1.0%
Symantec Corp. (a)	31,200	758,160
TOTAL INFORMATION TECHNOLOGY		7,213,147
MATERIALS - 6.6%
Chemicals - 2.6%
American Pacific Corp. (a)	16,000	392,160
Axiall Corp.	7,600	398,620
Eastman Chemical Co.	6,900	459,885
LyondellBasell Industries NV Class A	6,000	364,200
Westlake Chemical Corp.	4,000	332,560
		1,947,425
Containers & Packaging - 1.9%
Graphic Packaging Holding Co. (a)	52,100	391,792
Rock-Tenn Co. Class A	10,200	1,021,428
		1,413,220
Paper & Forest Products - 2.1%
International Paper Co.	34,400	1,616,112
TOTAL MATERIALS		4,976,757
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.5%
Nippon Telegraph & Telephone Corp. sponsored ADR (d)	14,900	370,563
Wireless Telecommunication Services - 3.1%
NTT DoCoMo, Inc. sponsored ADR	48,100	797,017
Vodafone Group PLC sponsored ADR	52,400	1,602,916
		2,399,933
TOTAL TELECOMMUNICATION SERVICES		2,770,496
Common Stocks - continued
	Shares	Value
UTILITIES - 3.9%
Electric Utilities - 2.9%
Edison International	15,300	$ 823,140
ITC Holdings Corp.	4,500	414,990
PNM Resources, Inc.	42,200	1,013,222
		2,251,352
Multi-Utilities - 1.0%
Sempra Energy	9,000	745,650
TOTAL UTILITIES		2,997,002
TOTAL COMMON STOCKS (Cost $66,701,353)		74,734,254
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.13% (b)	2,645,435	2,645,435
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	691,228	691,228
TOTAL MONEY MARKET FUNDS (Cost $3,336,663)		3,336,663
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $70,038,016)		78,070,917
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(2,053,000)
NET ASSETS - 100%		$ 76,017,917
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,683
Fidelity Securities Lending Cash Central Fund	4,376
Total	$ 6,059
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,133,314	$ 15,133,314	$ -	$ -
Consumer Staples	8,743,332	8,369,100	374,232	-
Energy	8,896,458	8,896,458	-	-
Financials	10,043,142	10,043,142	-	-
Health Care	5,850,222	5,850,222	-	-
Industrials	8,110,384	8,110,384	-	-
Information Technology	7,213,147	7,213,147	-	-
Materials	4,976,757	4,976,757	-	-
Telecommunication Services	2,770,496	2,770,496	-	-
Utilities	2,997,002	2,997,002	-	-
Money Market Funds	3,336,663	3,336,663	-	-
Total Investments in Securities:	$ 78,070,917	$ 77,696,685	$ 374,232	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.5%
United Kingdom	5.3%
Bermuda	2.1%
Japan	2.0%
Netherlands	1.9%
Canada	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $668,882) - See accompanying schedule: Unaffiliated issuers (cost $66,701,353)	$ 74,734,254
Fidelity Central Funds (cost $3,336,663)	3,336,663
Total Investments (cost $70,038,016)		$ 78,070,917
Receivable for investments sold		3,649,690
Receivable for fund shares sold		575
Dividends receivable		53,109
Distributions receivable from Fidelity Central Funds		691
Prepaid expenses		53
Receivable from investment adviser for expense reductions		14,050
Other receivables		10,313
Total assets		81,799,398

Liabilities
Payable for investments purchased	$ 4,892,797
Payable for fund shares redeemed	117,722
Accrued management fee	34,537
Distribution and service plan fees payable	5,803
Other affiliated payables	11,177
Other payables and accrued expenses	28,217
Collateral on securities loaned, at value	691,228
Total liabilities		5,781,481

Net Assets		$ 76,017,917
Net Assets consist of:
Paid in capital		$ 110,062,050
Undistributed net investment income		75,836
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,152,881)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,032,912
Net Assets		$ 76,017,917

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,571,882 ÷ 486,665 shares)	$ 15.56

Maximum offering price per share (100/94.25 of $15.56)	$ 16.51
Class T: Net Asset Value and redemption price per share ($3,913,546 ÷ 252,959 shares)	$ 15.47

Maximum offering price per share (100/96.50 of $15.47)	$ 16.03
Class B: Net Asset Value and offering price per share ($612,086 ÷ 40,118 shares)A	$ 15.26

Class C: Net Asset Value and offering price per share ($2,599,908 ÷ 170,239 shares)A	$ 15.27

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($60,317,808 ÷ 3,861,016 shares)	$ 15.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,002,687 ÷ 64,223 shares)	$ 15.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 590,070
Income from Fidelity Central Funds		6,059
Total income		596,129

Expenses
Management fee	$ 200,803
Transfer agent fees	51,527
Distribution and service plan fees	34,072
Accounting and security lending fees	14,176
Custodian fees and expenses	10,396
Independent trustees' compensation	228
Registration fees	60,908
Audit	22,687
Legal	7,099
Miscellaneous	8,094
Total expenses before reductions	409,990
Expense reductions	(57,885)	352,105
Net investment income (loss)		244,024
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,550,878
Foreign currency transactions	(1,750)
Total net realized gain (loss)		10,549,128
Change in net unrealized appreciation (depreciation) on: Investment securities	2,102,949
Assets and liabilities in foreign currencies	12
Total change in net unrealized appreciation (depreciation)		2,102,961
Net gain (loss)		12,652,089
Net increase (decrease) in net assets resulting from operations		$ 12,896,113

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,024	$ 531,090
Net realized gain (loss)	10,549,128	5,061,859
Change in net unrealized appreciation (depreciation)	2,102,961	2,306,918
Net increase (decrease) in net assets resulting from operations	12,896,113	7,899,867
Distributions to shareholders from net investment income	(417,918)	(292,013)
Distributions to shareholders from net realized gain	(69,509)	-
Total distributions	(487,427)	(292,013)
Share transactions - net increase (decrease)	(6,359,658)	(16,630,840)
Total increase (decrease) in net assets	6,049,028	(9,022,986)

Net Assets
Beginning of period	69,968,889	78,991,875
End of period (including undistributed net investment income of $75,836 and undistributed net investment income of $249,730, respectively)	$ 76,017,917	$ 69,968,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 11.81	$ 11.49	$ 10.10	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.04	.07	- L	.01 H	.02
Net realized and unrealized gain (loss)	2.51	1.24	.32	1.46	1.54
Total from investment operations	2.55	1.31	.32	1.47	1.56
Distributions from net investment income	(.05)	(.04)	-	(.08)	-
Distributions from net realized gain	(.01)	-	-	(.01)	-
Total distributions	(.07) N	(.04)	-	(.08) M	-
Net asset value, end of period	$ 15.56	$ 13.08	$ 11.81	$ 11.49	$ 10.10
Total Return B, C, D	19.56%	11.15%	2.79%	14.61%	18.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.32% A	1.23%	1.21%	1.22%	1.29% A
Expenses net of fee waivers, if any	1.25% A	1.23%	1.21%	1.22%	1.25% A
Expenses net of all reductions	1.13% A	1.21%	1.20%	1.21%	1.23% A
Net investment income (loss)	.52% A	.55%	(.02)%	.11% H	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,572	$ 7,677	$ 8,679	$ 9,138	$ 9,218
Portfolio turnover rate G	358% A	281%	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.005 per share.

N Total distributions of $.07 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 11.75	$ 11.46	$ 10.08	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.02	.03	(.04)	(.02) H	- L
Net realized and unrealized gain (loss)	2.49	1.25	.33	1.46	1.54
Total from investment operations	2.51	1.28	.29	1.44	1.54
Distributions from net investment income	(.01)	(.04)	-	(.06)	-
Distributions from net realized gain	(.01)	-	-	(.01)	-
Total distributions	(.03) N	(.04)	-	(.06) M	-
Net asset value, end of period	$ 15.47	$ 12.99	$ 11.75	$ 11.46	$ 10.08
Total Return B, C, D	19.33%	10.89%	2.53%	14.33%	18.03%
Ratios to Average Net Assets F, J
Expenses before reductions	1.59% A	1.53%	1.51%	1.52%	1.58% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.38% A	1.48%	1.48%	1.49%	1.48% A
Net investment income (loss)	.27% A	.28%	(.31)%	(.17)% H	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,914	$ 3,832	$ 4,268	$ 4,629	$ 4,639
Portfolio turnover rate G	358% A	281%	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

N Total distributions of $.03 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.64	$ 11.41	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.10)	(.07) H	(.02)
Net realized and unrealized gain (loss)	2.46	1.24	.33	1.44	1.54
Total from investment operations	2.44	1.21	.23	1.37	1.52
Distributions from net investment income	-	(.03)	-	(.02)	-
Distributions from net realized gain	-	-	-	(.01)	-
Total distributions	-	(.03)	-	(.02) L	-
Net asset value, end of period	$ 15.26	$ 12.82	$ 11.64	$ 11.41	$ 10.06
Total Return B, C, D	19.03%	10.40%	2.02%	13.66%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.11% A	2.03%	2.02%	2.02%	2.05% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00% A
Expenses net of all reductions	1.88% A	1.98%	1.98%	1.99%	1.98% A
Net investment income (loss)	(.24)% A	(.22)%	(.81)%	(.67)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 612	$ 687	$ 776	$ 1,097	$ 1,717
Portfolio turnover rate G	358% A	281%	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.66	$ 11.42	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.10)	(.07) H	(.02)
Net realized and unrealized gain (loss)	2.46	1.23	.34	1.45	1.54
Total from investment operations	2.44	1.20	.24	1.38	1.52
Distributions from net investment income	-	(.03)	-	(.02)	-
Distributions from net realized gain	-	-	-	(.01)	-
Total distributions	-	(.03)	-	(.02) L	-
Net asset value, end of period	$ 15.27	$ 12.83	$ 11.66	$ 11.42	$ 10.06
Total Return B, C, D	19.02%	10.29%	2.10%	13.73%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.08% A	2.00%	1.96%	1.97%	2.02% A
Expenses net of fee waivers, if any	2.00% A	2.00%	1.96%	1.97%	2.00% A
Expenses net of all reductions	1.88% A	1.98%	1.94%	1.96%	1.98% A
Net investment income (loss)	(.23)% A	(.22)%	(.77)%	(.64)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,600	$ 2,304	$ 2,922	$ 4,530	$ 5,156
Portfolio turnover rate G	358% A	281%	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 11.85	$ 11.53	$ 10.12	$ 9.93	$ 16.66
Income from Investment Operations
Net investment income (loss) D	.06	.10	.03	.05 G	.10	.09
Net realized and unrealized gain (loss)	2.51	1.26	.33	1.47	.17	(6.76)
Total from investment operations	2.57	1.36	.36	1.52	.27	(6.67)
Distributions from net investment income	(.09)	(.05)	(.04)	(.10)	(.09)	(.08)
Distributions from net realized gain	(.01)	-	-	(.01)	-	-
Total distributions	(.11) K	(.05)	(.04)	(.11)	(.09)	(.08)
Redemption fees added to paid in capital D	-	-	-	-	.01 J	.02
Net asset value, end of period	$ 15.62	$ 13.16	$ 11.85	$ 11.53	$ 10.12	$ 9.93
Total Return B, C	19.64%	11.50%	3.08%	15.05%	2.92%	(40.12)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03% A	.94%	.92%	.91%	1.00%	.84%
Expenses net of fee waivers, if any	1.00% A	.94%	.92%	.88%	.93%	.84%
Expenses net of all reductions	.88% A	.92%	.90%	.87%	.91%	.84%
Net investment income (loss)	.77% A	.84%	.28%	.45% G	1.12%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,318	$ 54,604	$ 61,682	$ 69,305	$ 76,112	$ 128,138
Portfolio turnover rate F	358% A	281%	335%	231%	249% I	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J The redemption fee was eliminated during the year ended October 31, 2009.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 11.85	$ 11.52	$ 10.11	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.06	.10	.03	.04 G	.03
Net realized and unrealized gain (loss)	2.51	1.25	.33	1.47	1.54
Total from investment operations	2.57	1.35	.36	1.51	1.57
Distributions from net investment income	(.10)	(.05)	(.03)	(.09)	-
Distributions from net realized gain	(.01)	-	-	(.01)	-
Total distributions	(.11)	(.05)	(.03)	(.10)	-
Net asset value, end of period	$ 15.61	$ 13.15	$ 11.85	$ 11.52	$ 10.11
Total Return B, C	19.67%	11.41%	3.12%	14.98%	18.38%
Ratios to Average Net Assets E, I
Expenses before reductions	1.03% A	.95%	.93%	.94%	1.04% A
Expenses net of fee waivers, if any	1.00% A	.95%	.93%	.94%	1.00% A
Expenses net of all reductions	.88% A	.94%	.92%	.93%	.98% A
Net investment income (loss)	.77% A	.83%	.26%	.39% G	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,003	$ 865	$ 664	$ 847	$ 862
Portfolio turnover rate F	358% A	281%	335%	231%	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class C, Tax Managed Stock, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on October 12, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,499,949
Gross unrealized depreciation	(490,803)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,009,146

Tax cost	$ 70,061,771

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (22,768,859)
2017	(29,869,821)
Total capital loss carryforward	$ (52,638,680)

The Fund acquired $11,127,184 of capital loss carryforwards from the Fidelity Advisor Tax Managed Stock Fund when it merged into the Fund on April 24, 2009. Under the Internal Revenue Code, the losses acquired from Fidelity Advisor Tax Managed Stock Fund that will be available to offset future capital gains of the Fund will be limited. As a result, at least $2,865,006 of the Fund's capital loss carryforward will expire unused and are not included in the capital loss carryforward amounts disclosed above.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,978,601 and $129,480,332, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,242	$ 90
Class T	.25%	.25%	9,414	95
Class B	.75%	.25%	3,375	2,541
Class C	.75%	.25%	12,041	567
			$ 34,072	$ 3,293

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,374
Class T	29
Class B*	363
$ 1,766

* When Class B shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,238.17
Class T	3,658.19
Class B	718.21
Class C	2,212.18
Tax Managed Stock	38,066.13
Institutional Class	635.14
	$ 51,527

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,384 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $94 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,376, including $989 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 2,364
Class T	1.50%	1,729
Class B	2.00%	360
Class C	2.00%	998
Tax Managed Stock	1.00%	8,861
Institutional Class	1.00%	166
		$ 14,478

Semiannual Report

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $43,407 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 29,082	$ 29,441
Class T	3,829	12,498
Class B	-	1,767
Class C	-	6,690
Tax Managed Stock	378,894	239,058
Institutional Class	6,113	2,559
Total	$ 417,918	$ 292,013
From net realized gain
Class A	$ 7,812	$ -
Class T	3,608	-
Tax Managed Stock	57,190	-
Institutional Class	899	-
Total	$ 69,509	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	19,962	35,927	$ 286,126	$ 457,891
Reinvestment of distributions	1,816	1,646	24,289	19,038
Shares redeemed	(121,825)	(185,606)	(1,689,073)	(2,277,327)
Net increase (decrease)	(100,047)	(148,033)	$ (1,378,658)	$ (1,800,398)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	894	4,071	$ 12,736	$ 48,830
Reinvestment of distributions	493	979	6,570	11,266
Shares redeemed	(43,439)	(73,265)	(594,817)	(910,366)
Net increase (decrease)	(42,052)	(68,215)	$ (575,511)	$ (850,270)
Class B
Shares sold	-	28	$ -	$ 311
Reinvestment of distributions	-	135	-	1,540
Shares redeemed	(13,502)	(13,167)	(191,428)	(154,664)
Net increase (decrease)	(13,502)	(13,004)	$ (191,428)	$ (152,813)
Class C
Shares sold	1,151	9,980	$ 16,036	$ 118,957
Reinvestment of distributions	-	496	-	5,657
Shares redeemed	(10,559)	(81,497)	(138,517)	(987,917)
Net increase (decrease)	(9,408)	(71,021)	$ (122,481)	$ (863,303)
Tax Managed Stock
Shares sold	97,433	380,548	$ 1,394,696	$ 4,852,257
Reinvestment of distributions	27,480	17,267	368,615	200,413
Shares redeemed	(412,903)	(1,453,206)	(5,833,497)	(18,138,509)
Net increase (decrease)	(287,990)	(1,055,391)	$ (4,070,186)	$ (13,085,839)
Institutional Class
Shares sold	1,116	13,507	$ 15,070	$ 168,388
Reinvestment of distributions	450	152	6,041	1,761
Shares redeemed	(3,071)	(4,006)	(42,505)	(48,366)
Net increase (decrease)	(1,505)	9,653	$ (21,394)	$ 121,783

11. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Stock Selector All Cap Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Stock Selector All

Semiannual Report

11. Proposed Reorganization - continued

Cap Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

The Funds shareholders approved the reorganization that is expected to become effective on or about June 21, 2013. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 11, 2013. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 4

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Tax Managed Stock Fund to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Fidelity Tax Managed Stock Fund's liabilities, in complete liquidation of Fidelity Tax Managed Stock Fund.

	# of Votes	% of Votes
Affirmative	34,838,319.20	73.484
Against	6,278,203.11	13.243
Abstain	2,016,353.70	4.253
Broker Non-Votes	4,276,492.68	9.020
TOTAL	47,409,368.69	100.000

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TMG-USAN-0613
1.784909.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Tax Managed Stock

Fund - Class A, Class T, Class B,
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Tax Managed Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,195.60	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,193.30	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,190.30	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,190.20	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Tax Managed Stock	1.00%
Actual		$ 1,000.00	$ 1,196.40	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,196.70	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.1	2.0
Constellation Brands, Inc. Class A (sub. vtg.)	2.7	2.1
Hartford Financial Services Group, Inc.	2.3	0.0
CIGNA Corp.	2.3	0.0
International Paper Co.	2.1	0.0
Vodafone Group PLC sponsored ADR	2.1	0.0
Everest Re Group Ltd.	2.1	0.0
PVH Corp.	2.1	2.6
Archer Daniels Midland Co.	2.1	0.0
Hess Corp.	2.0	0.0
	22.9
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.9	11.2
Financials	13.2	8.7
Energy	11.7	15.0
Consumer Staples	11.5	9.0
Industrials	10.7	10.3
Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Stocks 98.3%		Stocks 93.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 6.3%
* Foreign investments	14.5%	** Foreign investments	13.6%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 2.8%
Delphi Automotive PLC	12,000	$ 554,520
Johnson Controls, Inc.	22,400	784,224
TRW Automotive Holdings Corp. (a)	13,300	798,931
		2,137,675
Automobiles - 0.5%
General Motors Co. (a)	12,800	394,752
Diversified Consumer Services - 1.9%
H&R Block, Inc.	53,400	1,481,316
Hotels, Restaurants & Leisure - 3.6%
Bloomin' Brands, Inc.	20,900	454,575
Brinker International, Inc.	20,000	778,000
Icahn Enterprises LP rights	35,400	0
Jack in the Box, Inc. (a)	10,500	376,425
Red Robin Gourmet Burgers, Inc. (a)	8,300	401,471
Wyndham Worldwide Corp.	12,100	726,968
		2,737,439
Household Durables - 1.5%
PulteGroup, Inc. (a)	35,400	743,046
Whirlpool Corp.	3,400	388,552
		1,131,598
Media - 3.4%
CBS Corp. Class B	19,800	906,444
DIRECTV (a)	13,300	752,248
Time Warner, Inc.	15,000	896,700
		2,555,392
Multiline Retail - 1.1%
Macy's, Inc.	18,300	816,180
Specialty Retail - 2.4%
Conn's, Inc. (a)	8,400	363,804
Lowe's Companies, Inc.	19,200	737,664
O'Reilly Automotive, Inc. (a)	7,100	761,972
		1,863,440
Textiles, Apparel & Luxury Goods - 2.7%
G-III Apparel Group Ltd. (a)	10,400	422,864
PVH Corp.	13,800	1,592,658
		2,015,522
TOTAL CONSUMER DISCRETIONARY		15,133,314
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 11.5%
Beverages - 5.7%
Coca-Cola Enterprises, Inc.	20,700	$ 758,241
Constellation Brands, Inc. Class A (sub. vtg.) (a)	41,200	2,033,220
Cott Corp.	72,600	797,739
Dr. Pepper Snapple Group, Inc.	15,700	766,631
		4,355,831
Food & Staples Retailing - 1.4%
Kroger Co.	31,600	1,086,408
Food Products - 3.1%
Archer Daniels Midland Co.	46,500	1,578,210
Green Mountain Coffee Roasters, Inc. (a)	6,900	396,060
Ingredion, Inc.	5,400	388,854
		2,363,124
Tobacco - 1.3%
Imperial Tobacco Group PLC	15,779	563,737
Japan Tobacco, Inc.	9,900	374,232
		937,969
TOTAL CONSUMER STAPLES		8,743,332
ENERGY - 11.7%
Energy Equipment & Services - 5.0%
Ensco PLC Class A	25,000	1,442,000
Halliburton Co.	36,000	1,539,720
Oceaneering International, Inc.	11,300	792,921
		3,774,641
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	19,400	1,433,272
Hess Corp.	21,500	1,551,870
Marathon Petroleum Corp.	13,500	1,057,860
Phillips 66	17,700	1,078,815
		5,121,817
TOTAL ENERGY		8,896,458
FINANCIALS - 13.2%
Capital Markets - 2.3%
KKR & Co. LP	44,600	936,600
The Blackstone Group LP	40,200	826,110
		1,762,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.5%
Barclays PLC sponsored ADR	20,100	$ 361,398
Diversified Financial Services - 5.1%
Bank of America Corp.	125,900	1,549,829
Citigroup, Inc.	50,200	2,342,333
		3,892,162
Insurance - 4.4%
Everest Re Group Ltd.	11,800	1,592,882
Hartford Financial Services Group, Inc.	63,600	1,786,524
		3,379,406
Thrifts & Mortgage Finance - 0.9%
Ocwen Financial Corp. (a)	17,700	647,466
TOTAL FINANCIALS		10,043,142
HEALTH CARE - 7.7%
Biotechnology - 2.4%
PDL BioPharma, Inc. (d)	121,100	937,314
United Therapeutics Corp. (a)	13,500	901,530
		1,838,844
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	97,200	728,028
Exactech, Inc. (a)	19,100	353,350
		1,081,378
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	14,200	768,504
CIGNA Corp.	26,800	1,773,356
		2,541,860
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	6,000	388,140
TOTAL HEALTH CARE		5,850,222
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.4%
Ducommun, Inc. (a)	12,600	308,574
Building Products - 0.5%
Insteel Industries, Inc.	23,500	389,630
Commercial Services & Supplies - 1.1%
Unifirst Corp. Massachusetts	8,800	801,240
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.4%
Jacobs Engineering Group, Inc. (a)	16,400	$ 827,872
MasTec, Inc. (a)	20,000	556,000
URS Corp.	9,900	434,808
		1,818,680
Electrical Equipment - 0.5%
Generac Holdings, Inc.	10,800	388,044
Machinery - 2.5%
Oshkosh Truck Corp. (a)	6,700	263,042
Terex Corp. (a)	18,100	517,660
Timken Co.	6,600	346,962
TriMas Corp. (a)	25,900	789,950
		1,917,614
Professional Services - 1.5%
Kelly Services, Inc. Class A (non-vtg.)	21,900	372,738
Manpower, Inc.	13,900	738,924
		1,111,662
Road & Rail - 1.2%
Hertz Global Holdings, Inc. (a)	36,800	886,144
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	30,800	488,796
TOTAL INDUSTRIALS		8,110,384
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. (a)	104,800	609,936
Computers & Peripherals - 2.3%
SanDisk Corp. (a)	14,800	776,112
Seagate Technology	11,900	436,730
Western Digital Corp.	9,800	541,744
		1,754,586
Electronic Equipment & Components - 1.9%
Corning, Inc.	53,300	772,850
Fabrinet (a)	17,800	244,394
Flextronics International Ltd. (a)	63,900	456,885
		1,474,129
Internet Software & Services - 1.0%
Yahoo!, Inc. (a)	30,900	764,157
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.2%
Computer Sciences Corp.	9,700	$ 454,445
FleetCor Technologies, Inc. (a)	5,400	415,260
		869,705
Semiconductors & Semiconductor Equipment - 1.3%
Micron Technology, Inc. (a)	38,200	359,844
NXP Semiconductors NV (a)	22,600	622,630
		982,474
Software - 1.0%
Symantec Corp. (a)	31,200	758,160
TOTAL INFORMATION TECHNOLOGY		7,213,147
MATERIALS - 6.6%
Chemicals - 2.6%
American Pacific Corp. (a)	16,000	392,160
Axiall Corp.	7,600	398,620
Eastman Chemical Co.	6,900	459,885
LyondellBasell Industries NV Class A	6,000	364,200
Westlake Chemical Corp.	4,000	332,560
		1,947,425
Containers & Packaging - 1.9%
Graphic Packaging Holding Co. (a)	52,100	391,792
Rock-Tenn Co. Class A	10,200	1,021,428
		1,413,220
Paper & Forest Products - 2.1%
International Paper Co.	34,400	1,616,112
TOTAL MATERIALS		4,976,757
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.5%
Nippon Telegraph & Telephone Corp. sponsored ADR (d)	14,900	370,563
Wireless Telecommunication Services - 3.1%
NTT DoCoMo, Inc. sponsored ADR	48,100	797,017
Vodafone Group PLC sponsored ADR	52,400	1,602,916
		2,399,933
TOTAL TELECOMMUNICATION SERVICES		2,770,496
Common Stocks - continued
	Shares	Value
UTILITIES - 3.9%
Electric Utilities - 2.9%
Edison International	15,300	$ 823,140
ITC Holdings Corp.	4,500	414,990
PNM Resources, Inc.	42,200	1,013,222
		2,251,352
Multi-Utilities - 1.0%
Sempra Energy	9,000	745,650
TOTAL UTILITIES		2,997,002
TOTAL COMMON STOCKS (Cost $66,701,353)		74,734,254
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.13% (b)	2,645,435	2,645,435
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	691,228	691,228
TOTAL MONEY MARKET FUNDS (Cost $3,336,663)		3,336,663
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $70,038,016)		78,070,917
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(2,053,000)
NET ASSETS - 100%		$ 76,017,917
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,683
Fidelity Securities Lending Cash Central Fund	4,376
Total	$ 6,059
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,133,314	$ 15,133,314	$ -	$ -
Consumer Staples	8,743,332	8,369,100	374,232	-
Energy	8,896,458	8,896,458	-	-
Financials	10,043,142	10,043,142	-	-
Health Care	5,850,222	5,850,222	-	-
Industrials	8,110,384	8,110,384	-	-
Information Technology	7,213,147	7,213,147	-	-
Materials	4,976,757	4,976,757	-	-
Telecommunication Services	2,770,496	2,770,496	-	-
Utilities	2,997,002	2,997,002	-	-
Money Market Funds	3,336,663	3,336,663	-	-
Total Investments in Securities:	$ 78,070,917	$ 77,696,685	$ 374,232	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.5%
United Kingdom	5.3%
Bermuda	2.1%
Japan	2.0%
Netherlands	1.9%
Canada	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $668,882) - See accompanying schedule: Unaffiliated issuers (cost $66,701,353)	$ 74,734,254
Fidelity Central Funds (cost $3,336,663)	3,336,663
Total Investments (cost $70,038,016)		$ 78,070,917
Receivable for investments sold		3,649,690
Receivable for fund shares sold		575
Dividends receivable		53,109
Distributions receivable from Fidelity Central Funds		691
Prepaid expenses		53
Receivable from investment adviser for expense reductions		14,050
Other receivables		10,313
Total assets		81,799,398

Liabilities
Payable for investments purchased	$ 4,892,797
Payable for fund shares redeemed	117,722
Accrued management fee	34,537
Distribution and service plan fees payable	5,803
Other affiliated payables	11,177
Other payables and accrued expenses	28,217
Collateral on securities loaned, at value	691,228
Total liabilities		5,781,481

Net Assets		$ 76,017,917
Net Assets consist of:
Paid in capital		$ 110,062,050
Undistributed net investment income		75,836
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,152,881)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,032,912
Net Assets		$ 76,017,917

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,571,882 ÷ 486,665 shares)	$ 15.56

Maximum offering price per share (100/94.25 of $15.56)	$ 16.51
Class T: Net Asset Value and redemption price per share ($3,913,546 ÷ 252,959 shares)	$ 15.47

Maximum offering price per share (100/96.50 of $15.47)	$ 16.03
Class B: Net Asset Value and offering price per share ($612,086 ÷ 40,118 shares)A	$ 15.26

Class C: Net Asset Value and offering price per share ($2,599,908 ÷ 170,239 shares)A	$ 15.27

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($60,317,808 ÷ 3,861,016 shares)	$ 15.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,002,687 ÷ 64,223 shares)	$ 15.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 590,070
Income from Fidelity Central Funds		6,059
Total income		596,129

Expenses
Management fee	$ 200,803
Transfer agent fees	51,527
Distribution and service plan fees	34,072
Accounting and security lending fees	14,176
Custodian fees and expenses	10,396
Independent trustees' compensation	228
Registration fees	60,908
Audit	22,687
Legal	7,099
Miscellaneous	8,094
Total expenses before reductions	409,990
Expense reductions	(57,885)	352,105
Net investment income (loss)		244,024
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,550,878
Foreign currency transactions	(1,750)
Total net realized gain (loss)		10,549,128
Change in net unrealized appreciation (depreciation) on: Investment securities	2,102,949
Assets and liabilities in foreign currencies	12
Total change in net unrealized appreciation (depreciation)		2,102,961
Net gain (loss)		12,652,089
Net increase (decrease) in net assets resulting from operations		$ 12,896,113

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,024	$ 531,090
Net realized gain (loss)	10,549,128	5,061,859
Change in net unrealized appreciation (depreciation)	2,102,961	2,306,918
Net increase (decrease) in net assets resulting from operations	12,896,113	7,899,867
Distributions to shareholders from net investment income	(417,918)	(292,013)
Distributions to shareholders from net realized gain	(69,509)	-
Total distributions	(487,427)	(292,013)
Share transactions - net increase (decrease)	(6,359,658)	(16,630,840)
Total increase (decrease) in net assets	6,049,028	(9,022,986)

Net Assets
Beginning of period	69,968,889	78,991,875
End of period (including undistributed net investment income of $75,836 and undistributed net investment income of $249,730, respectively)	$ 76,017,917	$ 69,968,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 11.81	$ 11.49	$ 10.10	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.04	.07	- L	.01 H	.02
Net realized and unrealized gain (loss)	2.51	1.24	.32	1.46	1.54
Total from investment operations	2.55	1.31	.32	1.47	1.56
Distributions from net investment income	(.05)	(.04)	-	(.08)	-
Distributions from net realized gain	(.01)	-	-	(.01)	-
Total distributions	(.07) N	(.04)	-	(.08) M	-
Net asset value, end of period	$ 15.56	$ 13.08	$ 11.81	$ 11.49	$ 10.10
Total Return B, C, D	19.56%	11.15%	2.79%	14.61%	18.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.32% A	1.23%	1.21%	1.22%	1.29% A
Expenses net of fee waivers, if any	1.25% A	1.23%	1.21%	1.22%	1.25% A
Expenses net of all reductions	1.13% A	1.21%	1.20%	1.21%	1.23% A
Net investment income (loss)	.52% A	.55%	(.02)%	.11% H	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,572	$ 7,677	$ 8,679	$ 9,138	$ 9,218
Portfolio turnover rate G	358% A	281%	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.005 per share.

N Total distributions of $.07 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 11.75	$ 11.46	$ 10.08	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.02	.03	(.04)	(.02) H	- L
Net realized and unrealized gain (loss)	2.49	1.25	.33	1.46	1.54
Total from investment operations	2.51	1.28	.29	1.44	1.54
Distributions from net investment income	(.01)	(.04)	-	(.06)	-
Distributions from net realized gain	(.01)	-	-	(.01)	-
Total distributions	(.03) N	(.04)	-	(.06) M	-
Net asset value, end of period	$ 15.47	$ 12.99	$ 11.75	$ 11.46	$ 10.08
Total Return B, C, D	19.33%	10.89%	2.53%	14.33%	18.03%
Ratios to Average Net Assets F, J
Expenses before reductions	1.59% A	1.53%	1.51%	1.52%	1.58% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.38% A	1.48%	1.48%	1.49%	1.48% A
Net investment income (loss)	.27% A	.28%	(.31)%	(.17)% H	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,914	$ 3,832	$ 4,268	$ 4,629	$ 4,639
Portfolio turnover rate G	358% A	281%	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

N Total distributions of $.03 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.64	$ 11.41	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.10)	(.07) H	(.02)
Net realized and unrealized gain (loss)	2.46	1.24	.33	1.44	1.54
Total from investment operations	2.44	1.21	.23	1.37	1.52
Distributions from net investment income	-	(.03)	-	(.02)	-
Distributions from net realized gain	-	-	-	(.01)	-
Total distributions	-	(.03)	-	(.02) L	-
Net asset value, end of period	$ 15.26	$ 12.82	$ 11.64	$ 11.41	$ 10.06
Total Return B, C, D	19.03%	10.40%	2.02%	13.66%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.11% A	2.03%	2.02%	2.02%	2.05% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00% A
Expenses net of all reductions	1.88% A	1.98%	1.98%	1.99%	1.98% A
Net investment income (loss)	(.24)% A	(.22)%	(.81)%	(.67)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 612	$ 687	$ 776	$ 1,097	$ 1,717
Portfolio turnover rate G	358% A	281%	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.66	$ 11.42	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.10)	(.07) H	(.02)
Net realized and unrealized gain (loss)	2.46	1.23	.34	1.45	1.54
Total from investment operations	2.44	1.20	.24	1.38	1.52
Distributions from net investment income	-	(.03)	-	(.02)	-
Distributions from net realized gain	-	-	-	(.01)	-
Total distributions	-	(.03)	-	(.02) L	-
Net asset value, end of period	$ 15.27	$ 12.83	$ 11.66	$ 11.42	$ 10.06
Total Return B, C, D	19.02%	10.29%	2.10%	13.73%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.08% A	2.00%	1.96%	1.97%	2.02% A
Expenses net of fee waivers, if any	2.00% A	2.00%	1.96%	1.97%	2.00% A
Expenses net of all reductions	1.88% A	1.98%	1.94%	1.96%	1.98% A
Net investment income (loss)	(.23)% A	(.22)%	(.77)%	(.64)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,600	$ 2,304	$ 2,922	$ 4,530	$ 5,156
Portfolio turnover rate G	358% A	281%	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 11.85	$ 11.53	$ 10.12	$ 9.93	$ 16.66
Income from Investment Operations
Net investment income (loss) D	.06	.10	.03	.05 G	.10	.09
Net realized and unrealized gain (loss)	2.51	1.26	.33	1.47	.17	(6.76)
Total from investment operations	2.57	1.36	.36	1.52	.27	(6.67)
Distributions from net investment income	(.09)	(.05)	(.04)	(.10)	(.09)	(.08)
Distributions from net realized gain	(.01)	-	-	(.01)	-	-
Total distributions	(.11) K	(.05)	(.04)	(.11)	(.09)	(.08)
Redemption fees added to paid in capital D	-	-	-	-	.01 J	.02
Net asset value, end of period	$ 15.62	$ 13.16	$ 11.85	$ 11.53	$ 10.12	$ 9.93
Total Return B, C	19.64%	11.50%	3.08%	15.05%	2.92%	(40.12)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03% A	.94%	.92%	.91%	1.00%	.84%
Expenses net of fee waivers, if any	1.00% A	.94%	.92%	.88%	.93%	.84%
Expenses net of all reductions	.88% A	.92%	.90%	.87%	.91%	.84%
Net investment income (loss)	.77% A	.84%	.28%	.45% G	1.12%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,318	$ 54,604	$ 61,682	$ 69,305	$ 76,112	$ 128,138
Portfolio turnover rate F	358% A	281%	335%	231%	249% I	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J The redemption fee was eliminated during the year ended October 31, 2009.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 11.85	$ 11.52	$ 10.11	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.06	.10	.03	.04 G	.03
Net realized and unrealized gain (loss)	2.51	1.25	.33	1.47	1.54
Total from investment operations	2.57	1.35	.36	1.51	1.57
Distributions from net investment income	(.10)	(.05)	(.03)	(.09)	-
Distributions from net realized gain	(.01)	-	-	(.01)	-
Total distributions	(.11)	(.05)	(.03)	(.10)	-
Net asset value, end of period	$ 15.61	$ 13.15	$ 11.85	$ 11.52	$ 10.11
Total Return B, C	19.67%	11.41%	3.12%	14.98%	18.38%
Ratios to Average Net Assets E, I
Expenses before reductions	1.03% A	.95%	.93%	.94%	1.04% A
Expenses net of fee waivers, if any	1.00% A	.95%	.93%	.94%	1.00% A
Expenses net of all reductions	.88% A	.94%	.92%	.93%	.98% A
Net investment income (loss)	.77% A	.83%	.26%	.39% G	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,003	$ 865	$ 664	$ 847	$ 862
Portfolio turnover rate F	358% A	281%	335%	231%	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class C, Tax Managed Stock, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on October 12, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,499,949
Gross unrealized depreciation	(490,803)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,009,146

Tax cost	$ 70,061,771

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (22,768,859)
2017	(29,869,821)
Total capital loss carryforward	$ (52,638,680)

The Fund acquired $11,127,184 of capital loss carryforwards from the Fidelity Advisor Tax Managed Stock Fund when it merged into the Fund on April 24, 2009. Under the Internal Revenue Code, the losses acquired from Fidelity Advisor Tax Managed Stock Fund that will be available to offset future capital gains of the Fund will be limited. As a result, at least $2,865,006 of the Fund's capital loss carryforward will expire unused and are not included in the capital loss carryforward amounts disclosed above.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,978,601 and $129,480,332, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,242	$ 90
Class T	.25%	.25%	9,414	95
Class B	.75%	.25%	3,375	2,541
Class C	.75%	.25%	12,041	567
			$ 34,072	$ 3,293

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,374
Class T	29
Class B*	363
$ 1,766

* When Class B shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,238.17
Class T	3,658.19
Class B	718.21
Class C	2,212.18
Tax Managed Stock	38,066.13
Institutional Class	635.14
	$ 51,527

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,384 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $94 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,376, including $989 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 2,364
Class T	1.50%	1,729
Class B	2.00%	360
Class C	2.00%	998
Tax Managed Stock	1.00%	8,861
Institutional Class	1.00%	166
		$ 14,478

Semiannual Report

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $43,407 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 29,082	$ 29,441
Class T	3,829	12,498
Class B	-	1,767
Class C	-	6,690
Tax Managed Stock	378,894	239,058
Institutional Class	6,113	2,559
Total	$ 417,918	$ 292,013
From net realized gain
Class A	$ 7,812	$ -
Class T	3,608	-
Tax Managed Stock	57,190	-
Institutional Class	899	-
Total	$ 69,509	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	19,962	35,927	$ 286,126	$ 457,891
Reinvestment of distributions	1,816	1,646	24,289	19,038
Shares redeemed	(121,825)	(185,606)	(1,689,073)	(2,277,327)
Net increase (decrease)	(100,047)	(148,033)	$ (1,378,658)	$ (1,800,398)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	894	4,071	$ 12,736	$ 48,830
Reinvestment of distributions	493	979	6,570	11,266
Shares redeemed	(43,439)	(73,265)	(594,817)	(910,366)
Net increase (decrease)	(42,052)	(68,215)	$ (575,511)	$ (850,270)
Class B
Shares sold	-	28	$ -	$ 311
Reinvestment of distributions	-	135	-	1,540
Shares redeemed	(13,502)	(13,167)	(191,428)	(154,664)
Net increase (decrease)	(13,502)	(13,004)	$ (191,428)	$ (152,813)
Class C
Shares sold	1,151	9,980	$ 16,036	$ 118,957
Reinvestment of distributions	-	496	-	5,657
Shares redeemed	(10,559)	(81,497)	(138,517)	(987,917)
Net increase (decrease)	(9,408)	(71,021)	$ (122,481)	$ (863,303)
Tax Managed Stock
Shares sold	97,433	380,548	$ 1,394,696	$ 4,852,257
Reinvestment of distributions	27,480	17,267	368,615	200,413
Shares redeemed	(412,903)	(1,453,206)	(5,833,497)	(18,138,509)
Net increase (decrease)	(287,990)	(1,055,391)	$ (4,070,186)	$ (13,085,839)
Institutional Class
Shares sold	1,116	13,507	$ 15,070	$ 168,388
Reinvestment of distributions	450	152	6,041	1,761
Shares redeemed	(3,071)	(4,006)	(42,505)	(48,366)
Net increase (decrease)	(1,505)	9,653	$ (21,394)	$ 121,783

11. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Stock Selector All Cap Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Stock Selector All

Semiannual Report

11. Proposed Reorganization - continued

Cap Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

The Funds shareholders approved the reorganization that is expected to become effective on or about June 21, 2013. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 11, 2013. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 4

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Tax Managed Stock Fund to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Fidelity Tax Managed Stock Fund's liabilities, in complete liquidation of Fidelity Tax Managed Stock Fund.

	# of Votes	% of Votes
Affirmative	34,838,319.20	73.484
Against	6,278,203.11	13.243
Abstain	2,016,353.70	4.253
Broker Non-Votes	4,276,492.68	9.020
TOTAL	47,409,368.69	100.000

Annual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ATMG-USAN-0613
1.889796.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Tax Managed Stock

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Tax Managed Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,195.60	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,193.30	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,190.30	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,190.20	$ 10.86
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Tax Managed Stock	1.00%
Actual		$ 1,000.00	$ 1,196.40	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,196.70	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.1	2.0
Constellation Brands, Inc. Class A (sub. vtg.)	2.7	2.1
Hartford Financial Services Group, Inc.	2.3	0.0
CIGNA Corp.	2.3	0.0
International Paper Co.	2.1	0.0
Vodafone Group PLC sponsored ADR	2.1	0.0
Everest Re Group Ltd.	2.1	0.0
PVH Corp.	2.1	2.6
Archer Daniels Midland Co.	2.1	0.0
Hess Corp.	2.0	0.0
	22.9
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.9	11.2
Financials	13.2	8.7
Energy	11.7	15.0
Consumer Staples	11.5	9.0
Industrials	10.7	10.3
Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Stocks 98.3%		Stocks 93.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 6.3%
* Foreign investments	14.5%	** Foreign investments	13.6%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 2.8%
Delphi Automotive PLC	12,000	$ 554,520
Johnson Controls, Inc.	22,400	784,224
TRW Automotive Holdings Corp. (a)	13,300	798,931
		2,137,675
Automobiles - 0.5%
General Motors Co. (a)	12,800	394,752
Diversified Consumer Services - 1.9%
H&R Block, Inc.	53,400	1,481,316
Hotels, Restaurants & Leisure - 3.6%
Bloomin' Brands, Inc.	20,900	454,575
Brinker International, Inc.	20,000	778,000
Icahn Enterprises LP rights	35,400	0
Jack in the Box, Inc. (a)	10,500	376,425
Red Robin Gourmet Burgers, Inc. (a)	8,300	401,471
Wyndham Worldwide Corp.	12,100	726,968
		2,737,439
Household Durables - 1.5%
PulteGroup, Inc. (a)	35,400	743,046
Whirlpool Corp.	3,400	388,552
		1,131,598
Media - 3.4%
CBS Corp. Class B	19,800	906,444
DIRECTV (a)	13,300	752,248
Time Warner, Inc.	15,000	896,700
		2,555,392
Multiline Retail - 1.1%
Macy's, Inc.	18,300	816,180
Specialty Retail - 2.4%
Conn's, Inc. (a)	8,400	363,804
Lowe's Companies, Inc.	19,200	737,664
O'Reilly Automotive, Inc. (a)	7,100	761,972
		1,863,440
Textiles, Apparel & Luxury Goods - 2.7%
G-III Apparel Group Ltd. (a)	10,400	422,864
PVH Corp.	13,800	1,592,658
		2,015,522
TOTAL CONSUMER DISCRETIONARY		15,133,314
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 11.5%
Beverages - 5.7%
Coca-Cola Enterprises, Inc.	20,700	$ 758,241
Constellation Brands, Inc. Class A (sub. vtg.) (a)	41,200	2,033,220
Cott Corp.	72,600	797,739
Dr. Pepper Snapple Group, Inc.	15,700	766,631
		4,355,831
Food & Staples Retailing - 1.4%
Kroger Co.	31,600	1,086,408
Food Products - 3.1%
Archer Daniels Midland Co.	46,500	1,578,210
Green Mountain Coffee Roasters, Inc. (a)	6,900	396,060
Ingredion, Inc.	5,400	388,854
		2,363,124
Tobacco - 1.3%
Imperial Tobacco Group PLC	15,779	563,737
Japan Tobacco, Inc.	9,900	374,232
		937,969
TOTAL CONSUMER STAPLES		8,743,332
ENERGY - 11.7%
Energy Equipment & Services - 5.0%
Ensco PLC Class A	25,000	1,442,000
Halliburton Co.	36,000	1,539,720
Oceaneering International, Inc.	11,300	792,921
		3,774,641
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	19,400	1,433,272
Hess Corp.	21,500	1,551,870
Marathon Petroleum Corp.	13,500	1,057,860
Phillips 66	17,700	1,078,815
		5,121,817
TOTAL ENERGY		8,896,458
FINANCIALS - 13.2%
Capital Markets - 2.3%
KKR & Co. LP	44,600	936,600
The Blackstone Group LP	40,200	826,110
		1,762,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.5%
Barclays PLC sponsored ADR	20,100	$ 361,398
Diversified Financial Services - 5.1%
Bank of America Corp.	125,900	1,549,829
Citigroup, Inc.	50,200	2,342,333
		3,892,162
Insurance - 4.4%
Everest Re Group Ltd.	11,800	1,592,882
Hartford Financial Services Group, Inc.	63,600	1,786,524
		3,379,406
Thrifts & Mortgage Finance - 0.9%
Ocwen Financial Corp. (a)	17,700	647,466
TOTAL FINANCIALS		10,043,142
HEALTH CARE - 7.7%
Biotechnology - 2.4%
PDL BioPharma, Inc. (d)	121,100	937,314
United Therapeutics Corp. (a)	13,500	901,530
		1,838,844
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	97,200	728,028
Exactech, Inc. (a)	19,100	353,350
		1,081,378
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	14,200	768,504
CIGNA Corp.	26,800	1,773,356
		2,541,860
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	6,000	388,140
TOTAL HEALTH CARE		5,850,222
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.4%
Ducommun, Inc. (a)	12,600	308,574
Building Products - 0.5%
Insteel Industries, Inc.	23,500	389,630
Commercial Services & Supplies - 1.1%
Unifirst Corp. Massachusetts	8,800	801,240
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.4%
Jacobs Engineering Group, Inc. (a)	16,400	$ 827,872
MasTec, Inc. (a)	20,000	556,000
URS Corp.	9,900	434,808
		1,818,680
Electrical Equipment - 0.5%
Generac Holdings, Inc.	10,800	388,044
Machinery - 2.5%
Oshkosh Truck Corp. (a)	6,700	263,042
Terex Corp. (a)	18,100	517,660
Timken Co.	6,600	346,962
TriMas Corp. (a)	25,900	789,950
		1,917,614
Professional Services - 1.5%
Kelly Services, Inc. Class A (non-vtg.)	21,900	372,738
Manpower, Inc.	13,900	738,924
		1,111,662
Road & Rail - 1.2%
Hertz Global Holdings, Inc. (a)	36,800	886,144
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	30,800	488,796
TOTAL INDUSTRIALS		8,110,384
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. (a)	104,800	609,936
Computers & Peripherals - 2.3%
SanDisk Corp. (a)	14,800	776,112
Seagate Technology	11,900	436,730
Western Digital Corp.	9,800	541,744
		1,754,586
Electronic Equipment & Components - 1.9%
Corning, Inc.	53,300	772,850
Fabrinet (a)	17,800	244,394
Flextronics International Ltd. (a)	63,900	456,885
		1,474,129
Internet Software & Services - 1.0%
Yahoo!, Inc. (a)	30,900	764,157
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.2%
Computer Sciences Corp.	9,700	$ 454,445
FleetCor Technologies, Inc. (a)	5,400	415,260
		869,705
Semiconductors & Semiconductor Equipment - 1.3%
Micron Technology, Inc. (a)	38,200	359,844
NXP Semiconductors NV (a)	22,600	622,630
		982,474
Software - 1.0%
Symantec Corp. (a)	31,200	758,160
TOTAL INFORMATION TECHNOLOGY		7,213,147
MATERIALS - 6.6%
Chemicals - 2.6%
American Pacific Corp. (a)	16,000	392,160
Axiall Corp.	7,600	398,620
Eastman Chemical Co.	6,900	459,885
LyondellBasell Industries NV Class A	6,000	364,200
Westlake Chemical Corp.	4,000	332,560
		1,947,425
Containers & Packaging - 1.9%
Graphic Packaging Holding Co. (a)	52,100	391,792
Rock-Tenn Co. Class A	10,200	1,021,428
		1,413,220
Paper & Forest Products - 2.1%
International Paper Co.	34,400	1,616,112
TOTAL MATERIALS		4,976,757
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.5%
Nippon Telegraph & Telephone Corp. sponsored ADR (d)	14,900	370,563
Wireless Telecommunication Services - 3.1%
NTT DoCoMo, Inc. sponsored ADR	48,100	797,017
Vodafone Group PLC sponsored ADR	52,400	1,602,916
		2,399,933
TOTAL TELECOMMUNICATION SERVICES		2,770,496
Common Stocks - continued
	Shares	Value
UTILITIES - 3.9%
Electric Utilities - 2.9%
Edison International	15,300	$ 823,140
ITC Holdings Corp.	4,500	414,990
PNM Resources, Inc.	42,200	1,013,222
		2,251,352
Multi-Utilities - 1.0%
Sempra Energy	9,000	745,650
TOTAL UTILITIES		2,997,002
TOTAL COMMON STOCKS (Cost $66,701,353)		74,734,254
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.13% (b)	2,645,435	2,645,435
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	691,228	691,228
TOTAL MONEY MARKET FUNDS (Cost $3,336,663)		3,336,663
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $70,038,016)		78,070,917
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(2,053,000)
NET ASSETS - 100%		$ 76,017,917
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,683
Fidelity Securities Lending Cash Central Fund	4,376
Total	$ 6,059
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,133,314	$ 15,133,314	$ -	$ -
Consumer Staples	8,743,332	8,369,100	374,232	-
Energy	8,896,458	8,896,458	-	-
Financials	10,043,142	10,043,142	-	-
Health Care	5,850,222	5,850,222	-	-
Industrials	8,110,384	8,110,384	-	-
Information Technology	7,213,147	7,213,147	-	-
Materials	4,976,757	4,976,757	-	-
Telecommunication Services	2,770,496	2,770,496	-	-
Utilities	2,997,002	2,997,002	-	-
Money Market Funds	3,336,663	3,336,663	-	-
Total Investments in Securities:	$ 78,070,917	$ 77,696,685	$ 374,232	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.5%
United Kingdom	5.3%
Bermuda	2.1%
Japan	2.0%
Netherlands	1.9%
Canada	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $668,882) - See accompanying schedule: Unaffiliated issuers (cost $66,701,353)	$ 74,734,254
Fidelity Central Funds (cost $3,336,663)	3,336,663
Total Investments (cost $70,038,016)		$ 78,070,917
Receivable for investments sold		3,649,690
Receivable for fund shares sold		575
Dividends receivable		53,109
Distributions receivable from Fidelity Central Funds		691
Prepaid expenses		53
Receivable from investment adviser for expense reductions		14,050
Other receivables		10,313
Total assets		81,799,398

Liabilities
Payable for investments purchased	$ 4,892,797
Payable for fund shares redeemed	117,722
Accrued management fee	34,537
Distribution and service plan fees payable	5,803
Other affiliated payables	11,177
Other payables and accrued expenses	28,217
Collateral on securities loaned, at value	691,228
Total liabilities		5,781,481

Net Assets		$ 76,017,917
Net Assets consist of:
Paid in capital		$ 110,062,050
Undistributed net investment income		75,836
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,152,881)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,032,912
Net Assets		$ 76,017,917

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,571,882 ÷ 486,665 shares)	$ 15.56

Maximum offering price per share (100/94.25 of $15.56)	$ 16.51
Class T: Net Asset Value and redemption price per share ($3,913,546 ÷ 252,959 shares)	$ 15.47

Maximum offering price per share (100/96.50 of $15.47)	$ 16.03
Class B: Net Asset Value and offering price per share ($612,086 ÷ 40,118 shares)A	$ 15.26

Class C: Net Asset Value and offering price per share ($2,599,908 ÷ 170,239 shares)A	$ 15.27

Tax Managed Stock: Net Asset Value, offering price and redemption price per share ($60,317,808 ÷ 3,861,016 shares)	$ 15.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,002,687 ÷ 64,223 shares)	$ 15.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 590,070
Income from Fidelity Central Funds		6,059
Total income		596,129

Expenses
Management fee	$ 200,803
Transfer agent fees	51,527
Distribution and service plan fees	34,072
Accounting and security lending fees	14,176
Custodian fees and expenses	10,396
Independent trustees' compensation	228
Registration fees	60,908
Audit	22,687
Legal	7,099
Miscellaneous	8,094
Total expenses before reductions	409,990
Expense reductions	(57,885)	352,105
Net investment income (loss)		244,024
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,550,878
Foreign currency transactions	(1,750)
Total net realized gain (loss)		10,549,128
Change in net unrealized appreciation (depreciation) on: Investment securities	2,102,949
Assets and liabilities in foreign currencies	12
Total change in net unrealized appreciation (depreciation)		2,102,961
Net gain (loss)		12,652,089
Net increase (decrease) in net assets resulting from operations		$ 12,896,113

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,024	$ 531,090
Net realized gain (loss)	10,549,128	5,061,859
Change in net unrealized appreciation (depreciation)	2,102,961	2,306,918
Net increase (decrease) in net assets resulting from operations	12,896,113	7,899,867
Distributions to shareholders from net investment income	(417,918)	(292,013)
Distributions to shareholders from net realized gain	(69,509)	-
Total distributions	(487,427)	(292,013)
Share transactions - net increase (decrease)	(6,359,658)	(16,630,840)
Total increase (decrease) in net assets	6,049,028	(9,022,986)

Net Assets
Beginning of period	69,968,889	78,991,875
End of period (including undistributed net investment income of $75,836 and undistributed net investment income of $249,730, respectively)	$ 76,017,917	$ 69,968,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 11.81	$ 11.49	$ 10.10	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.04	.07	- L	.01 H	.02
Net realized and unrealized gain (loss)	2.51	1.24	.32	1.46	1.54
Total from investment operations	2.55	1.31	.32	1.47	1.56
Distributions from net investment income	(.05)	(.04)	-	(.08)	-
Distributions from net realized gain	(.01)	-	-	(.01)	-
Total distributions	(.07) N	(.04)	-	(.08) M	-
Net asset value, end of period	$ 15.56	$ 13.08	$ 11.81	$ 11.49	$ 10.10
Total Return B, C, D	19.56%	11.15%	2.79%	14.61%	18.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.32% A	1.23%	1.21%	1.22%	1.29% A
Expenses net of fee waivers, if any	1.25% A	1.23%	1.21%	1.22%	1.25% A
Expenses net of all reductions	1.13% A	1.21%	1.20%	1.21%	1.23% A
Net investment income (loss)	.52% A	.55%	(.02)%	.11% H	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,572	$ 7,677	$ 8,679	$ 9,138	$ 9,218
Portfolio turnover rate G	358% A	281%	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.005 per share.

N Total distributions of $.07 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 11.75	$ 11.46	$ 10.08	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.02	.03	(.04)	(.02) H	- L
Net realized and unrealized gain (loss)	2.49	1.25	.33	1.46	1.54
Total from investment operations	2.51	1.28	.29	1.44	1.54
Distributions from net investment income	(.01)	(.04)	-	(.06)	-
Distributions from net realized gain	(.01)	-	-	(.01)	-
Total distributions	(.03) N	(.04)	-	(.06) M	-
Net asset value, end of period	$ 15.47	$ 12.99	$ 11.75	$ 11.46	$ 10.08
Total Return B, C, D	19.33%	10.89%	2.53%	14.33%	18.03%
Ratios to Average Net Assets F, J
Expenses before reductions	1.59% A	1.53%	1.51%	1.52%	1.58% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.38% A	1.48%	1.48%	1.49%	1.48% A
Net investment income (loss)	.27% A	.28%	(.31)%	(.17)% H	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,914	$ 3,832	$ 4,268	$ 4,629	$ 4,639
Portfolio turnover rate G	358% A	281%	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Amount represents less than $.01 per share.

M Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

N Total distributions of $.03 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.013 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.64	$ 11.41	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.10)	(.07) H	(.02)
Net realized and unrealized gain (loss)	2.46	1.24	.33	1.44	1.54
Total from investment operations	2.44	1.21	.23	1.37	1.52
Distributions from net investment income	-	(.03)	-	(.02)	-
Distributions from net realized gain	-	-	-	(.01)	-
Total distributions	-	(.03)	-	(.02) L	-
Net asset value, end of period	$ 15.26	$ 12.82	$ 11.64	$ 11.41	$ 10.06
Total Return B, C, D	19.03%	10.40%	2.02%	13.66%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.11% A	2.03%	2.02%	2.02%	2.05% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00% A
Expenses net of all reductions	1.88% A	1.98%	1.98%	1.99%	1.98% A
Net investment income (loss)	(.24)% A	(.22)%	(.81)%	(.67)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 612	$ 687	$ 776	$ 1,097	$ 1,717
Portfolio turnover rate G	358% A	281%	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.66	$ 11.42	$ 10.06	$ 8.54
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.10)	(.07) H	(.02)
Net realized and unrealized gain (loss)	2.46	1.23	.34	1.45	1.54
Total from investment operations	2.44	1.20	.24	1.38	1.52
Distributions from net investment income	-	(.03)	-	(.02)	-
Distributions from net realized gain	-	-	-	(.01)	-
Total distributions	-	(.03)	-	(.02) L	-
Net asset value, end of period	$ 15.27	$ 12.83	$ 11.66	$ 11.42	$ 10.06
Total Return B, C, D	19.02%	10.29%	2.10%	13.73%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	2.08% A	2.00%	1.96%	1.97%	2.02% A
Expenses net of fee waivers, if any	2.00% A	2.00%	1.96%	1.97%	2.00% A
Expenses net of all reductions	1.88% A	1.98%	1.94%	1.96%	1.98% A
Net investment income (loss)	(.23)% A	(.22)%	(.77)%	(.64)% H	(.38)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,600	$ 2,304	$ 2,922	$ 4,530	$ 5,156
Portfolio turnover rate G	358% A	281%	335%	231%	249% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82)%.

I For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

L Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax Managed Stock

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 11.85	$ 11.53	$ 10.12	$ 9.93	$ 16.66
Income from Investment Operations
Net investment income (loss) D	.06	.10	.03	.05 G	.10	.09
Net realized and unrealized gain (loss)	2.51	1.26	.33	1.47	.17	(6.76)
Total from investment operations	2.57	1.36	.36	1.52	.27	(6.67)
Distributions from net investment income	(.09)	(.05)	(.04)	(.10)	(.09)	(.08)
Distributions from net realized gain	(.01)	-	-	(.01)	-	-
Total distributions	(.11) K	(.05)	(.04)	(.11)	(.09)	(.08)
Redemption fees added to paid in capital D	-	-	-	-	.01 J	.02
Net asset value, end of period	$ 15.62	$ 13.16	$ 11.85	$ 11.53	$ 10.12	$ 9.93
Total Return B, C	19.64%	11.50%	3.08%	15.05%	2.92%	(40.12)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03% A	.94%	.92%	.91%	1.00%	.84%
Expenses net of fee waivers, if any	1.00% A	.94%	.92%	.88%	.93%	.84%
Expenses net of all reductions	.88% A	.92%	.90%	.87%	.91%	.84%
Net investment income (loss)	.77% A	.84%	.28%	.45% G	1.12%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,318	$ 54,604	$ 61,682	$ 69,305	$ 76,112	$ 128,138
Portfolio turnover rate F	358% A	281%	335%	231%	249% I	224%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J The redemption fee was eliminated during the year ended October 31, 2009.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 11.85	$ 11.52	$ 10.11	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.06	.10	.03	.04 G	.03
Net realized and unrealized gain (loss)	2.51	1.25	.33	1.47	1.54
Total from investment operations	2.57	1.35	.36	1.51	1.57
Distributions from net investment income	(.10)	(.05)	(.03)	(.09)	-
Distributions from net realized gain	(.01)	-	-	(.01)	-
Total distributions	(.11)	(.05)	(.03)	(.10)	-
Net asset value, end of period	$ 15.61	$ 13.15	$ 11.85	$ 11.52	$ 10.11
Total Return B, C	19.67%	11.41%	3.12%	14.98%	18.38%
Ratios to Average Net Assets E, I
Expenses before reductions	1.03% A	.95%	.93%	.94%	1.04% A
Expenses net of fee waivers, if any	1.00% A	.95%	.93%	.94%	1.00% A
Expenses net of all reductions	.88% A	.94%	.92%	.93%	.98% A
Net investment income (loss)	.77% A	.83%	.26%	.39% G	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,003	$ 865	$ 664	$ 847	$ 862
Portfolio turnover rate F	358% A	281%	335%	231%	249% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period April 21, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class C, Tax Managed Stock, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Effective after the close of business on October 12, 2012, the Fund's other share classes were closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,499,949
Gross unrealized depreciation	(490,803)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,009,146

Tax cost	$ 70,061,771

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (22,768,859)
2017	(29,869,821)
Total capital loss carryforward	$ (52,638,680)

The Fund acquired $11,127,184 of capital loss carryforwards from the Fidelity Advisor Tax Managed Stock Fund when it merged into the Fund on April 24, 2009. Under the Internal Revenue Code, the losses acquired from Fidelity Advisor Tax Managed Stock Fund that will be available to offset future capital gains of the Fund will be limited. As a result, at least $2,865,006 of the Fund's capital loss carryforward will expire unused and are not included in the capital loss carryforward amounts disclosed above.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,978,601 and $129,480,332, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,242	$ 90
Class T	.25%	.25%	9,414	95
Class B	.75%	.25%	3,375	2,541
Class C	.75%	.25%	12,041	567
			$ 34,072	$ 3,293

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,374
Class T	29
Class B*	363
$ 1,766

* When Class B shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,238.17
Class T	3,658.19
Class B	718.21
Class C	2,212.18
Tax Managed Stock	38,066.13
Institutional Class	635.14
	$ 51,527

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,384 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $94 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,376, including $989 from securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 2,364
Class T	1.50%	1,729
Class B	2.00%	360
Class C	2.00%	998
Tax Managed Stock	1.00%	8,861
Institutional Class	1.00%	166
		$ 14,478

Semiannual Report

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $43,407 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 29,082	$ 29,441
Class T	3,829	12,498
Class B	-	1,767
Class C	-	6,690
Tax Managed Stock	378,894	239,058
Institutional Class	6,113	2,559
Total	$ 417,918	$ 292,013
From net realized gain
Class A	$ 7,812	$ -
Class T	3,608	-
Tax Managed Stock	57,190	-
Institutional Class	899	-
Total	$ 69,509	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	19,962	35,927	$ 286,126	$ 457,891
Reinvestment of distributions	1,816	1,646	24,289	19,038
Shares redeemed	(121,825)	(185,606)	(1,689,073)	(2,277,327)
Net increase (decrease)	(100,047)	(148,033)	$ (1,378,658)	$ (1,800,398)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class T
Shares sold	894	4,071	$ 12,736	$ 48,830
Reinvestment of distributions	493	979	6,570	11,266
Shares redeemed	(43,439)	(73,265)	(594,817)	(910,366)
Net increase (decrease)	(42,052)	(68,215)	$ (575,511)	$ (850,270)
Class B
Shares sold	-	28	$ -	$ 311
Reinvestment of distributions	-	135	-	1,540
Shares redeemed	(13,502)	(13,167)	(191,428)	(154,664)
Net increase (decrease)	(13,502)	(13,004)	$ (191,428)	$ (152,813)
Class C
Shares sold	1,151	9,980	$ 16,036	$ 118,957
Reinvestment of distributions	-	496	-	5,657
Shares redeemed	(10,559)	(81,497)	(138,517)	(987,917)
Net increase (decrease)	(9,408)	(71,021)	$ (122,481)	$ (863,303)
Tax Managed Stock
Shares sold	97,433	380,548	$ 1,394,696	$ 4,852,257
Reinvestment of distributions	27,480	17,267	368,615	200,413
Shares redeemed	(412,903)	(1,453,206)	(5,833,497)	(18,138,509)
Net increase (decrease)	(287,990)	(1,055,391)	$ (4,070,186)	$ (13,085,839)
Institutional Class
Shares sold	1,116	13,507	$ 15,070	$ 168,388
Reinvestment of distributions	450	152	6,041	1,761
Shares redeemed	(3,071)	(4,006)	(42,505)	(48,366)
Net increase (decrease)	(1,505)	9,653	$ (21,394)	$ 121,783

11. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Stock Selector All Cap Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Stock Selector All

Semiannual Report

11. Proposed Reorganization - continued

Cap Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

The Funds shareholders approved the reorganization that is expected to become effective on or about June 21, 2013. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 11, 2013. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 4

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Tax Managed Stock Fund to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Fidelity Tax Managed Stock Fund's liabilities, in complete liquidation of Fidelity Tax Managed Stock Fund.

	# of Votes	% of Votes
Affirmative	34,838,319.20	73.484
Against	6,278,203.11	13.243
Abstain	2,016,353.70	4.253
Broker Non-Votes	4,276,492.68	9.020
TOTAL	47,409,368.69	100.000

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ATMGI-USAN-0613
1.889779.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Beacon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 26, 2013